				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     6-30-10
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     8-12-10
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          68
                                         -------------------

Form 13F Information Table Value Total:       $173,781 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       539         11,530    SH      OTHER       1              11,530
AMERICAN EXPRESS CO                 COM       025816109       218          5,500    SH      OTHER       1               5,550
ASSOCIATED BANC CORP                COM       045487105       909         74,130    SH      OTHER       1              74,130
BADGER METER INC                    COM	      056525108       544         14,069    SH      OTHER       1              14,069
BALL CORP                           COM       058498106       317          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     2,717         66,846    SH      OTHER       1              66,846
BEMIS CO                            COM       081437105     3,213        119,010    SH      OTHER       1             119,010
BERKSHIRE HATHAWAY INC CL-B         COM       084670702       207          2,600    SH      OTHER       1               2,600
BP PLC SPONS ADR                    COM       055622104     1,797         62,234    SH      OTHER       1              62,234
BRISTOL MYERS SQUIBB CO             COM       110122108       627         25,150    SH      OTHER       1              25,150
CATERPILLAR INC                     COM       149123101       252          4,200    SH      OTHER       1               4,200
CH ROBINSON WORLDWIDE INC	    COM       12541W209       687         12,350    SH      OTHER       1              12,350
CHEVRON CORPORATION                 COM       166764100       725         10,690    SH      OTHER       1              10,690
CONOCOPHILLIPS                      COM       20825C104     1,377         28,053    SH      OTHER       1              28,053
CORNING INC                         COM       219350105     2,349        145,450    SH      OTHER       1             145,450
DAKTRONICS, INC.                    COM       234264109       184         24,530    SH      OTHER       1              24,530
DEERE & CO                          COM       244199105       223          4,000    SH      OTHER       1               4,000
DONALDSON INC                       COM       257651109     3,502         82,108    SH      OTHER       1              82,108
DU PONT E I DE NEMOURS & CO         COM       263534109       415         12,000    SH      OTHER       1              12,000
ECOLAB INC COM                      COM       278865100     3,031         67,490    SH      OTHER       1              67,490
ELI LILLY & CO.                     COM       532457108     1,337         39,920    SH      OTHER       1              39,920
EMERSON ELECTRIC                    COM       291011104     5,335        122,120    SH      OTHER       1             122,120
EXXON MOBIL CORP                    COM       30231G102     3,027         53,039    SH      OTHER       1              53,039
FASTENAL CO                         COM       311900104     2,495         49,711    SH      OTHER       1              49,711
FISERV				    COM	      337738108     2,251         49,292    SH      OTHER       1              49,292
G & K SVCS INC CL A                 COM       361268105       358         17,350    SH      OTHER       1              17,350
GENERAL ELECTRIC CORP               COM       369604103     3,415        236,855    SH      OTHER       1             236,855
GENERAL MLS INC                     COM       370334104     5,454        153,550    SH      OTHER       1             153,550
GRACO INC                           COM       384109104     3,171        112,480    SH      OTHER       1             112,480
HAWKINS INC                         COM       420261109       361         15,000    SH      OTHER       1              15,000
HOME DEPOT INC                      COM       437076102     3,167        112,835    SH      OTHER       1             112,835
HONEYWELL INTERNATIONAL INC         COM       438516106     3,771         96,630    SH      OTHER       1              96,630
HORMEL FOODS CORP                   COM       440452100     3,409         84,205    SH      OTHER       1              84,205
INTEL CORP                          COM       458140100     2,029        104,300    SH      OTHER       1             104,300
INTL. BUSINESS MACHINES CORP        COM       459200101     1,779         14,405    SH      OTHER       1              14,405
JOHNSON & JOHNSON                   COM       478160104     4,700         79,575    SH      OTHER       1              79,575
JP MORGAN CHASE & CO                COM       46625H100       442         12,065    SH      OTHER       1              12,065
KIMBERLY-CLARK CORP                 COM       494368103     1,363         22,484    SH      OTHER       1              22,484
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106     8,694        239,712    SH      OTHER       1             239,712
MERCK & CO INC                      COM       589331107     1,393         39,829    SH      OTHER       1              39,829
MICROSOFT CORP                      COM       594918104       536         23,293    SH      OTHER       1              23,293
MMM CO                              COM       88579Y101     4,880         61,780    SH      OTHER       1              61,780
MTS SYS CORP                        COM       553777103       530         18,270    SH      OTHER       1              18,270
PATTERSON COS INC                   COM       703395103     2,624         91,975    SH      OTHER       1              91,975
PENTAIR INC                         COM       709631105     3,166         98,330    SH      OTHER       1              98,330
PFIZER INC                          COM       717081103     1,592        111,621    SH      OTHER       1             111,621
PRINCIPAL FINANCIAL GROUP           COM       74251V102     1,816         77,478    SH      OTHER       1              77,478
PROCTER & GAMBLE COMPANY            COM       742718109       983         16,388    SH      OTHER       1              16,388
SCHLUMBERGER LTD                    COM       806857108     3,245         58,630    SH      OTHER       1              58,630
ST JUDE MED INC                     COM       790849103     1,229         34,062    SH      OTHER       1              34,062
STRATASYS INC			    COM	      862685104       554         22,544    SH      OTHER       1              22,544
SURMODICS INC                       COM       868873100       276         16,825    SH      OTHER       1              16,825
TARGET CORP                         COM       87612E106     6,020        122,432    SH      OTHER       1             122,432
TCF FINANCIAL                       COM       872275102     2,845        171,300    SH      OTHER       1             171,300
TECHNE CORP                         COM       878377100     2,496         43,450    SH      OTHER       1              43,450
TORO CO                             COM       891092108       640         13,025    SH      OTHER       1              13,025
UNITED PARCEL SVC INC               COM       911312106     2,710         47,640    SH      OTHER       1              47,640
UNITED TECHNOLOGIES                 COM       913017109       208          3,200    SH      OTHER       1               3,200
US BANCORP                          COM       902973304     3,887        173,893    SH      OTHER       1             173,893
VALSPAR CORP                        COM       920355104     4,541        150,775    SH      OTHER       1             150,775
VERIZON COMMUNICATIONS              COM       92343V104     1,284         45,841    SH      OTHER       1              45,841
WALGREEN CO			    COM       931422109       462         17,300    SH      OTHER       1              17,300
WALT DISNEY CO			    COM       254687106     1,856         58,925    SH      OTHER       1              58,925
WELLS FARGO & CO                    COM       949746101     4,127        161,200    SH      OTHER       1             161,200
WESTERN UNION CO                    COM       959802109     1,548        103,810    SH      OTHER       1             103,810
XCEL ENERGY INC                     COM       98389B100     1,022         49,600    SH      OTHER       1              49,600
ZIMMER HLDGS INC                    COM       98956P102     2,762         51,110    SH      OTHER       1              51,110

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    34,155        856,659    SH      SOLE                      856,659




GRAND TOTALS                                              173,781      5,134,653                                    5,134,653